DISTRIBUTION OF INCOME	12 Months Ended
Dec. 31, 2012
Distribution Of Income [Abstract]
DISTRIBUTION OF INCOME
13.           DISTRIBUTION OF INCOME

According to PRC accounting rules and regulation, the Group’s Chinese subsidiaries are required to maintain reserves which include a statutory reserve fund, an enterprise expansion fund and staff welfare and bonus fund based on 10% of its net income as reported in the statutory accounts prepared in accordance with  GAAP. The maximum amount of the aggregate of these reserves is 50% of its registered capital. The Group and its subsidiaries in China  reserved nil million, 16.2 million and 37.6 million for the years ended December 31, 2012, 2011 and 2010 respectively. The remaining reserve to fulfill the 50% capital requirement is approximately RMB 254.9 million at December 31, 2012.

The statutory reserve fund, enterprise expansion fund and staff welfare and bonus fund represent appropriations made at the sole discretion of the Company’s board of directors.  The statutory reserve fund and enterprise expansion fund are used for future expansion. The staff welfare and bonus fund is used for the collective welfare of the staff and workers of Hainan Jinpan.  During the years ended December 31, 2012, 2011 and 2010, the directors of the Group’s China subsidiaries approved the following appropriations to reserves.

	2012	2012	2011	2010
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	-	-	16,214	37,656
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-
	-	-	16,214	37,656

The Company declared a cash dividend of US$0.14 per common share on January 16, 2012, which was paid in 2 installments, first on February 8, 2012 and then on July 12, 2012.  The Company also declared a special dividend of US$ 0.04 per common share on November 29, 2012 which was paid on December 21, 2012. The Company declared cash dividend of US$0.14   per common share in 2011 and 2010 respectively.  These cash dividends declared reflect the effect of 2-for–1 stock split effected in February 2010.